UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                  FORM N-CSR

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

Investment Company Act file number:     811-5872

                   GENERAL CALIFORNIA MUNICIPAL BOND FUND, INC.
                (Exact name of Registrant as specified in charter)


                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                             New York, New York 10166
               (Address of principal executive offices) (Zip code)

                               Mark N. Jacobs, Esq.
                                 200 Park Avenue
                             New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 922-6000

Date of fiscal year end:       09/30


Date of reporting period:      09/30/03



                                  FORM N-CSR

ITEM 1.      REPORTS TO STOCKHOLDERS.

      General
      California Municipal
      Bond Fund, Inc.

      ANNUAL REPORT September 30, 2003



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Fund Performance

                             7   Statement of Investments

                            12   Statement of Assets and Liabilities

                            13   Statement of Operations

                            14   Statement of Changes in Net Assets

                            15   Financial Highlights

                            16   Notes to Financial Statements

                            21   Report of Independent Auditors

                            22   Important Tax Information

                            23   Proxy Results

                            24   Board Members Information

                            26   Officers of the Fund

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                             General California
                                                      Municipal Bond Fund, Inc.

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This annual report for General California Municipal Bond Fund, Inc. covers the 12-month period from October 1, 2002, through September 30, 2003. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Joseph Darcy.

After a prolonged period of sluggish growth, the U.S. economy has shown signs of sustainable improvement. However, investor uncertainty regarding the strength of the recovery has produced heightened volatility in the tax-exempt fixed-income market. After most areas of the municipal bond market experienced sharp declines during the summer, prices generally bounced back in September.

Despite recent reductions in federal tax rates, we believe that municipal bonds may become more attractive to certain investors if states and municipalities continue to raise taxes to balance their budgets. As always, we encourage you to talk with your financial advisor about ways to enjoy the benefits of tax-exempt municipal bonds as market conditions evolve.

Thank you for your continued confidence and support.

Sincerely,


/s/Stephen E. Canter
Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
October 15, 2003

2
DISCUSSION OF FUND PERFORMANCE

Joseph Darcy, Portfolio Manager

How did General California Municipal Bond Fund, Inc. perform relative to its benchmark?

For the 12-month period ended September 30, 2003, the fund achieved a total return of 2.21%.(1) In comparison, the Lehman Brothers Municipal Bond Index, the fund' s benchmark, achieved a total return of 3.89% for the same period.(2) Over the reporting period, the average total return for all funds reported in the Lipper California Municipal Debt Funds category was 1.60% .(3) The fund's benchmark is a broad-based measure of overall municipal bond performance. There are no broad-based municipal bond market indices reflective of the performance of bonds issued by a single state. For this reason, we have also provided the fund's Lipper category average return for comparative purposes.

The fund's performance was primarily influenced by heightened volatility in the municipal bond market, particularly in July, as the outlook for the U.S. economy improved and the state' s political and fiscal turmoil intensified. The fund produced a slightly higher return than its Lipper category average, primarily because of its investment posture. The fund' s return lagged that of its benchmark, primarily because the benchmark contains securities from many states, not just California, and was not impacted to the same extent as the fund by the volatility in California' s municipal marketplace. In addition, the benchmark does not reflect fees and expenses.

What is the fund's investment approach?

The fund seeks to maximize current income exempt from federal and California state personal income taxes to the extent consistent with the preservation of capital.

To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and California state personal income taxes. The fund will invest at least 65% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.

                                                             The Fund 3


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

The portfolio manager may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, the portfolio manager may assess the current interest-rate environment and the municipal bond' s potential volatility in different rate environments. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund' s assets may be allocated to "discount" bonds, which are bonds that sell at a price below their face value, or to "premium" bonds, which are bonds that sell at a price above their face value. The fund's allocation to either discount bonds or to premium bonds will change along with the portfolio manager's changing views of the current interest-rate and market environment. The portfolio manager may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund's performance?

The fund was affected by shifts in investor sentiment as economic, fiscal and political situations developed during the reporting period. First, economic weakness generally was beneficial for high-quality municipal bonds. As corporate scandals, a declining stock market and the war in Iraq took their toll, the Federal Reserve Board reduced short-term interest rates in November 2002 and June 2003. As a result, the federal funds rate ended the reporting period at 1%, a 45-year low. Longer-term bond yields also declined, producing attractive levels of capital appreciation. However, signs of greater economic strength in July caused bond prices to fall sharply, erasing most of the reporting period's previous gains, before rising again in August and September.

The effects of these economic influences were partially offset by fiscal and political turmoil in California. Earlier in the reporting period, the state faced a budget deficit exceeding $36 billion. Although negotiations led to a budget balanced through modest spending cuts, one-time revenue sources and deficit financing, some of those measures were subsequently challenged in court. Perhaps more significant, Governor Davis's administration was threatened by a recall election,

4

which was held just after the reporting period's end. The atmosphere of uncertainty caused by these fiscal and political difficulties hurt prices of the state's municipal bonds. California bonds, which historically have traded at a premium to bonds of other states because of their valuable tax advantages for California residents, often traded at a discount to the national market during the reporting period.

What is the fund's current strategy?

We attempted to maintain what we considered a defensive posture in an effort to manage volatility, preserve capital and maintain what we believe are attractive levels of income. When making new purchases during the reporting period, we generally avoided California's unsecured general obligation bonds during those times when, in our judgment, their value failed to adequately reflect prevailing uncertainties. Instead, we focused on income-oriented, intermediate-term bonds issued by highly-rated localities, such as school districts, and securities backed by revenues from essential-services facilities, such as water and sewer plants.

We gradually reduced the fund's average duration from a longer position -- which helped us maintain prevailing yields while interest rates fell -- to a range we consider to be "neutral" relative to our Lipper category average. At the same time, we attempted to take advantage of the market's volatility by buying securities when their prices fell to levels we considered attractive and selling them when their prices rose. In our view, these strategies are prudent in light of California's unsettled fiscal situation.

October 15, 2003

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE, YIELD AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR NON-CALIFORNIA RESIDENTS, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. CAPITAL GAINS, IF ANY, ARE FULLY TAXABLE.

(2) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS A WIDELY ACCEPTED, UNMANAGED TOTAL RETURN PERFORMANCE BENCHMARK FOR THE LONG-TERM, INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. INDEX RETURNS DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH OPERATING A MUTUAL FUND.

(3) SOURCE: LIPPER INC. -- CATEGORY AVERAGE RETURNS REFLECT THE FEES AND EXPENSES OF THE FUNDS COMPRISING THE AVERAGE.

                                                             The Fund 5



FUND PERFORMANCE

EXHIBIT A

Comparison of change in value of $10,000 investment in General California
Municipal Bond Fund, Inc. and the Lehman Brothers Municipal Bond Index
--------------------------------------------------------------------------------

Average Annual Total Returns AS OF 9/30/03

                                                                               1 Year             5 Years          10 Years
------------------------------------------------------------------------------------------------------------------------------------

FUND                                                                            2.21%              3.97%             4.87%

((+))  SOURCE: LIPPER INC.



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THE FUND'S PERFORMANCE SHOWN IN THE GRAPH AND TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THE ABOVE GRAPH COMPARES A $10,000 INVESTMENT MADE IN GENERAL CALIFORNIA MUNICIPAL BOND FUND, INC. ON 9/30/93 TO A $10,000 INVESTMENT MADE IN THE LEHMAN BROTHERS MUNICIPAL BOND INDEX (THE "INDEX") ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ARE REINVESTED.

THE FUND NORMALLY INVESTS SUBSTANTIALLY ALL OF ITS ASSETS IN CALIFORNIA MUNICIPAL SECURITIES AND ITS PERFORMANCE SHOWN IN THE LINE GRAPH TAKES INTO ACCOUNT FEES AND EXPENSES. UNLIKE THE FUND, THE INDEX IS A WIDELY ACCEPTED, UNMANAGED TOTAL RETURN PERFORMANCE BENCHMARK FOR THE LONG-TERM, INVESTMENT-GRADE, GEOGRAPHICALLY UNRESTRICTED TAX-EXEMPT BOND MARKET, CALCULATED BY USING MUNICIPAL BONDS SELECTED TO BE REPRESENTATIVE OF THE MUNICIPAL MARKET OVERALL. THE INDEX DOES NOT TAKE INTO ACCOUNT CHARGES, FEES AND OTHER EXPENSES AND IS NOT LIMITED TO INVESTMENTS PRINCIPALLY IN CALIFORNIA MUNICIPAL OBLIGATIONS. THESE FACTORS CAN CONTRIBUTE TO THE INDEX POTENTIALLY OUTPERFORMING OR UNDERPERFORMING THE FUND. FURTHER INFORMATION RELATING TO FUND PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IF APPLICABLE, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.


6


STATEMENT OF INVESTMENTS

September 30, 2003

                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS--93.3%                                                        Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CALIFORNIA--90.4%

ABAG Finance Authority, Nonprofit Corporations

   MFHR (Central Park Apartments) 5.60%, 7/1/2038                                             5,000,000                5,094,249

Alameda County, COP (Various Financing Projects)

   6%, 9/1/2021 (Insured; MBIA, Prerefunded 9/1/2006)                                         2,720,000  (a)           3,119,703

Anaheim Public Financing Authority,

  Tax Allocation Revenue

   6.45%, 12/28/2018 (Insured; MBIA)                                                          6,000,000                7,046,040

California Department of Veterans Affairs

   Home Purchase Revenue 5.50%, 12/1/2019                                                     2,355,000                2,472,044

California Department of Water Resources,

  Power Supply Revenue

   5.375%, 5/1/2018 (Insured; AMBAC)                                                          5,000,000                5,483,050

California Educational Facilities Authority, Revenue

   (College & University Projects) 5.625%, 7/1/2023                                           1,275,000                1,099,101

California Health Facilities Financing Authority,

  Revenue:

    (Cedars-Sinai):

         6.125%, 12/1/2030                                                                    2,000,000                2,135,500

         6.25%, 12/1/2034                                                                     4,250,000                4,556,765

      (Sutter Health) 6.25%, 8/15/2035                                                        2,250,000                2,431,755

      (Walden House) 6.85%, 3/1/2022                                                          3,225,000                3,271,247

California Housing Finance Agency:

   MFHR 6.15%, 8/1/2022 (Insured; AMBAC)                                                      1,845,000                1,927,269

   SFMR 6%, 8/1/2016 (Insured; MBIA)                                                          1,085,000                1,143,134

California Pollution Control Financing Authority, PCR

   10.389%, 6/1/2014                                                                          4,500,000  (b,c)         6,229,260

   (Southern California Edison Co.) 7%, 3/1/2005                                              3,000,000                3,034,890

California Statewide Communities Development Authority:

  COP:

    (Catholic Healthcare West)

         6.50%, 7/1/2020                                                                      3,500,000                3,781,750

      (Motion Picture & Television Fund)

         6.45%, 1/1/2022 (Insured; AMBAC)                                                     3,200,000                3,216,928

   Special Facilities LR (United Airlines, Inc.)

      6.25%, 10/1/2035                                                                        3,000,000  (d)             498,750

Capistrano Unified School District (Ladera)

   5.75%, 9/1/2029                                                                            4,500,000                4,496,760

Castaic Lake Water Agency, COP, Revenue

  (Water System Improvement Project)

   Zero Coupon, 8/1/2027(Insured; AMBAC)                                                     10,000,000                2,798,300

                                                                                                     The Fund 7

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CALIFORNIA (CONTINUED)

Central Joint Powers Health Financing Authority, COP

   (Community Hospitals of Central California)
   6%, 2/1/2030                                                                               1,000,000                1,029,280

Contra Costa County, Mortgage Revenue (Cedar Pointe)

   6.15%, 9/1/2025 (Insured; FHA)                                                             2,955,000                3,043,443

Contra Costa County Public Finance Authority, Tax

   Allocation Revenue (Pleasant Hill ) 5.45%, 8/1/2028                                        2,895,000                2,943,289

Del Mar Race Track Authority, Revenue
   6.20%, 8/15/2011                                                                           2,000,000                2,165,980

Elsinore Valley Municipal Water District, COP:

   5.375%, 7/1/2018 (Insured; FGIC)                                                           2,000,000                2,276,480

   5.375%, 7/1/2019 (Insured; FGIC)                                                           3,855,000                4,375,271

Fremont Union High School District:

   5.25%, 9/1/2022 (Insured; FGIC)                                                            3,400,000                3,597,268

   5.25%, 9/1/2023 (Insured; FGIC)                                                            4,000,000                4,202,240

Fullerton Community Facilities Distict No. 001,

   Special Tax (Amerige Heights) 6.20%, 9/1/2032                                              2,500,000                2,570,825

Loma Linda, HR (Loma Linda University Medical

   Center Project) 6%, 12/1/2023                                                              2,900,000                2,659,242

Los Angeles Community College District

   5.50%, 8/1/2015 (Insured; MBIA)                                                            5,000,000                5,636,100

New Haven Unified School District

   5.75%, 8/1/2019 (Insured; FSA)                                                             2,000,000                2,260,620

Northern California Power Agency,
   Public Power Revenue

   (Hydroelectric Project Number 1)

   6.30%, 7/1/2018 (Insured; MBIA)                                                           20,400,000               25,214,196

Orange County Community Facilities District 01-1,

  Special Tax (Ladera Ranch):

      6.25%, 8/15/2030                                                                        1,600,000                1,645,424

      6%, 8/15/2032                                                                           2,000,000                2,020,440

Orange County Public Financing Authority, LR

  (Juvenile Justice Center Facility)

   5.375%, 6/1/2019 (Insured; AMBAC)                                                          4,100,000                4,502,046

Pomona Redevelopment Agency, Tax Allocation

   (West Holt Avenue) 5.50%, 5/1/2032                                                         3,000,000                2,996,400

Port Oakland, Special Facilities Revenue

  (Mitsui O.S.K. Lines Limited)

   6.80%, 1/1/2019 (LOC; Mizuho Corporate Bank)                                               1,915,000                1,930,033

8

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CALIFORNIA (CONTINUED)

Rancho Cucamonga Redevelopment Agency

  (Tax Allocation Rancho Redevelopment)

   5.375%, 9/1/2025 (Insured; MBIA)                                                           7,485,000                7,917,483

Sacramento City Financing Authority, Revenue:

   9.678%, 12/1/2013 (Insured; AMBAC)                                                         2,335,000  (b,c)         2,923,794

   9.678%, 12/1/2014 (Insured; AMBAC)                                                         2,000,000  (b,c)         2,499,460

Sacramento County (Community Facilities District No. 1)

   5.70%, 12/1/2020                                                                           2,230,000                2,243,737

Sacramento County Sanitation District Financing

  Authority, Revenue

   5.50%, 12/1/2016 (Insured; AMBAC)                                                          2,830,000                3,300,686

Sacramento Municipal Utility District, Electric Revenue

   10.015%, 11/15/2015 (Insured; MBIA)                                                        3,000,000  (b,c)         3,155,100

San Diego Unified School District

   (Election 1998) 5.25%, 7/1/2018 (Insured; FGIC)                                            3,390,000                3,712,253

San Francisco City and County Airports Commission

  International Airport Revenue

   5.90%, 5/1/2026                                                                            9,385,000                9,678,844

Stockton, Health Facilities Revenue

   (Dameron Hospital Association)
   5.70%, 12/1/2014                                                                           1,000,000                1,057,190

Turlock, COP, Health Facilities Revenue

   (Emanuel Medical Center, Inc.)
   5.75%, 10/15/2023                                                                          6,000,000                6,041,640

Ventura County Community College District

   5.50%, 8/1/2023 (Insured; MBIA)                                                            2,250,000                2,437,020

West Covina Redevelopment Agency, Special Tax

  (Community Facilities District--Fashion Plaza):

      6%, 9/1/2017                                                                            6,000,000                7,090,980

      6%, 9/1/2022                                                                            8,325,000                9,734,423

U.S. RELATED--2.9%

Puerto Rico Highway & Transportation Authority,

  Transportation Revenue

   6%, 7/1/2039 (Prerefunded 7/1/2010)                                                        2,000,000  (a)           2,409,140

Puerto Rico Infrastructure Financing Authority

   5.375%, 10/1/2024                                                                          3,750,000                4,034,700

TOTAL LONG-TERM MUNICIPAL INVESTMENTS

   (cost $191,578,831)                                                                                               207,141,522

                                                                                                     The Fund 9

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                               Principal
SHORT-TERM MUNICIPAL INVESTMENTS--5.4%                                                        Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

California Department of Water Resources,

  Power Supply Revenue, VRDN 1.2%

  (LOC; Bank of New York, California

   Teacher's Retirement)                                                                      5,000,000  (e)           5,000,000

California Pollution Control Financing Authority, PCR,

   VRDN (ExxonMobil Project) 1.05%                                                            1,200,000  (e)           1,200,000

Irvine Improvement Board, VRDN

  (Assessment District No. 93-14)

   1.15% (LOC; Bank of America NT & SA)                                                       5,700,000  (e)           5,700,000

TOTAL SHORT-TERM MUNICIPAL INVESTMENTS

   (cost $11,900,000)                                                                                                 11,900,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $203,478,831)                                                             98.7%              219,041,522

CASH AND RECEIVABLES (NET)                                                                         1.3%                2,862,189

NET ASSETS                                                                                       100.0%              221,903,711


10


Summary of Abbreviations

AMBAC               American Municipal Bond Assurance            LOC                 Letter of Credit
                        Corporation                              LR                  Lease Revenue

COP                 Certificate of Participation                 MBIA                Municipal Bond Investors Assurance
                                                                                         Insurance Corporation
FGIC                Financial Guaranty Insurance
                        Company
                                                                 MFHR                Multi-Family Housing Revenue

FHA                 Federal Housing Administration               PCR                 Pollution Control Revenue

FSA                 Financial Security Assurance                 SFMR                Single Family Mortgage Revenue

HR                  Hospital Revenue                             VRDN                Variable Rate Demand Notes





Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value ($)
------------------------------------------------------------------------------------------------------------------------------------

AAA                              Aaa                             AAA                                              53.0

AA                               Aa                              AA                                                8.9

A                                A                               A                                                12.0

BBB                              Baa                             BBB                                              10.5

BB                               Ba                              BB                                                3.1

CC                               Ca                              CC                                                 .2

F1                               MIG1/P1                         SP1/A1                                            5.4

Not Rated(f)                     Not Rated(f)                    Not Rated(f)                                      6.9

                                                                                                                 100.0



(A) BONDS WHICH ARE PREREFUNDED ARE COLLATERALIZED BY U.S. GOVERNMENT SECURITIES WHICH ARE HELD IN ESCROW AND ARE USED TO PAY PRINCIPAL AND INTEREST ON THE MUNICIPAL ISSUE AND TO RETIRE THE BOND IN FULL AT THE EARLIEST REFUNDING DATE.

(B)  INVERSE FLOATER SECURITY--THE INTEREST RATE IS SUBJECT TO CHANGE
PERIODICALLY.

(C) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT SEPTEMBER 30, 2003, THESE SECURITIES AMOUNTED TO $14,807,614 OR 6.7% OF NET ASSETS.

(D)  NON-INCOME PRODUCING SECURITY--INTEREST PAYMENT IN DEFAULT.

(E) SECURITIES PAYABLE ON DEMAND. VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

(F) SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S, HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE RATED SECURITIES IN WHICH THE FUND MAY INVEST.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 11

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003

                                                             Cost        Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           203,478,831   219,041,522

Cash                                                                    713,268

Interest receivable                                                   2,657,239

Prepaid expenses                                                         10,387

                                                                    222,422,416
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           109,577

Payable for shares of Common Stock redeemed                             355,568

Accrued expenses                                                         53,560

                                                                        518,705
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      221,903,711
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     216,220,117

Accumulated net realized gain (loss) on investments                 (9,879,097)

Accumulated net unrealized appreciation
  (depreciation) on investments                                      15,562,691
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      221,903,711
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(500 million shares of $.001 par value Common Stock authorized)      17,061,990

NET ASSET VALUE, offering and redemption price per share--Note 3(d) ($)   13.01

SEE NOTES TO FINANCIAL STATEMENTS.

12

STATEMENT OF OPERATIONS

Year Ended September 30, 2003

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                     12,504,576

EXPENSES:

Management fee--Note 3(a)                                            1,393,938

Shareholder servicing costs--Note 3(b)                                 208,661

Professional fees                                                       50,017

Prospectus and shareholders' reports                                    32,755

Custodian fees                                                          27,063

Registration fees                                                       18,645

Directors' fees and expenses--Note 3(c)                                  9,192

Loan commitment fees--Note 2                                             3,333

Miscellaneous                                                           14,212

TOTAL EXPENSES                                                       1,757,816

INVESTMENT INCOME--NET                                              10,746,760
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                            (7,187,906)

Net unrealized appreciation (depreciation) on investments            1,266,828

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS             (5,921,078)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 4,825,682

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

                                                     Year Ended September 30,
                                             -----------------------------------

                                                     2003                2002
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         10,746,760           11,550,378

Net realized gain (loss) on investments       (7,187,906)              888,587

Net unrealized appreciation (depreciation)
   on investments                              1,266,828               239,677

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   4,825,682            12,678,642
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net                       (10,726,185)         (11,588,431)

Net realized gain on investments                       --             (40,251)

TOTAL DIVIDENDS                              (10,726,185)         (11,628,682)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold                  46,009,565          38,695,624

Dividends reinvested                            7,638,360           8,180,456

Cost of shares redeemed                      (72,725,877)         (50,463,909)

INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL STOCK TRANSACTIONS                (19,077,952)          (3,587,829)

TOTAL INCREASE (DECREASE) IN NET ASSETS      (24,978,455)          (2,537,869)
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           246,882,166          249,420,035

END OF PERIOD                                 221,903,711          246,882,166
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

Shares sold                                     3,550,773            2,981,576

Shares issued for dividends reinvested            588,229              628,684

Shares redeemed                                (5,603,949)          (3,871,759)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING  (1,464,947)           (261,499)

SEE NOTES TO FINANCIAL STATEMENTS.


14

FINANCIAL HIGHLIGHTS

The  following table describes the performance for the fiscal periods indicated.
Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                                                                     Year Ended September 30,
                                                                 ------------------------------------------------------------------

                                                                 2003           2002(a)        2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                            13.33          13.28          12.73          12.61         13.91

Investment Operations:

Investment income--net                                            .60(b)         .63(b)         .64            .65           .65

Net realized and unrealized
   gain (loss) on investments                                    (.32)           .06            .55            .17         (1.13)

Total from Investment Operations                                  .28            .69           1.19            .82          (.48)

Distributions:

Dividends from investment income--net                            (.60)          (.64)          (.64)          (.65)         (.65)

Dividends from net realized
   gain on investments                                             --           (.00)(c)       (.00)(c)       (.05)         (.17)

Total Distributions                                              (.60)          (.64)          (.64)          (.70)         (.82)

Net asset value, end of period                                  13.01          13.33          13.28          12.73         12.61
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                 2.21           5.48           9.43           6.83         (3.62)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                           .76            .75            .73            .77           .78

Ratio of net investment income
   to average net assets                                         4.63           4.87           4.87           5.25          4.85

Portfolio Turnover Rate                                         17.84          14.58          29.83          47.12         51.80
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                         221,904        246,882        249,420         236,765       258,586

(A) AS REQUIRED, EFFECTIVE OCTOBER 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR
INVESTMENT COMPANIES AND BEGAN AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES ON A DAILY BASIS. THE EFFECT
OF THIS CHANGE FOR THE PERIOD ENDED SEPTEMBER 30, 2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND
UNREALIZED GAIN (LOSS) ON INVESTMENTS BY LESS THAN $.01 AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM
4.85% TO 4.87%. PER SHARE DATA
AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO OCTOBER 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE
IN PRESENTATION.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C) AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.



SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 15

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

General California Municipal Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company. The fund's investment objective is to maximize current income exempt from federal and California state personal income taxes to the extent consistent with the preservation of capital. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the " Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities (excluding options and financial futures on municipal and U.S. Treasury securities) are valued each business day by an independent pricing service (the "Service") approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the fund securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial

16

futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the fund received net earnings credits of $7,203 during the period ended September 30, 2003, based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

                                                             The Fund 17

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

At September 30, 2003, the components of accumulated earnings on a tax basis were as follows: accumulated capital losses $2,134,303 and unrealized appreciation $15,629,361. In addition, the fund had $7,744,794 of capital losses realized after October 31, 2002, which were deferred for tax purposes to the first day of the following fiscal year.

The accumulated capital loss carryover is available to be applied against future net securities profits, if any, realized subsequent to September 30, 2003. If not applied, $265,911 of the carryover expires in fiscal 2008 and $1,868,392 expires in fiscal 2009.

The tax character of distributions paid to shareholders during the fiscal periods ended September 30, 2003 and September 30, 2002, were as follows: tax exempt income $10,726,185 and $11,588,431 and ordinary income $0 and $40,251, respectively.

During the period ended September 30, 2003, as a result of permanent book to tax differences, the fund decreased accumulated undistributed investment income-net by $20,575, decreased accumulated net realized gain (loss) on investments by $1,488 and increased paid-in capital by $22,063. Net assets were not affected by this reclassification.

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended September 30, 2003, the fund did not borrow under the Facility.

18

NOTE 3--Management Fee and Other Transactions With Affiliates:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the fund's average daily net assets and is payable monthly.

(B) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended September 30, 2003, the fund was charged $117,402 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2003, the fund was charged $56,627 pursuant to the transfer agency agreement.

(C) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member receives an annual fee of $50,000, an attendance fee of $6,500 for each in-person meeting and $500 for telephone meetings. The Chairman of the Board receives an additional 25% of such compensation. Subject to the fund's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieved emeritus status. These fees are allocated among the funds in the Fund Group in proportion to each fund's relative net assets.

(D) A .10% redemption fee is charged and retained by the fund on shares redeemed within thirty days following the date of issuance,

                                                                The Fund 19

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

including on redemptions made through the use of the fund's exchange privilege. During the period ended September 30, 2003, redemption fees charged and retained by the fund amounted to $9,570.

NOTE 4--Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2003, amounted to $40,285,415 and $65,947,780, respectively.

At September 30, 2003, the cost of investments for federal income tax purposes was $203,412,161; accordingly, accumulated net unrealized appreciation on investments was $15,629,361, consisting of $18,511,054 gross unrealized appreciation and $2,881,693 gross unrealized depreciation.

20

REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Directors
General California Municipal Bond Fund, Inc.

We have audited the accompanying statement of assets and liabilities of General California Municipal Bond Fund, Inc., including the statement of investments, as of September 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General California Municipal Bond Fund, Inc. at September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with accounting principles generally accepted in the United States.

                                [ERNST & YOUNG LLP SIGNATURE LOGO]

New York, New York
October 31, 2003

                                                             The Fund 21


IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended September 30, 2003 as "exempt-interest dividends" (not generally subject to regular federal income tax and, for individuals who are California residents, California personal income taxes).

As required by federal tax law rules, shareholders will receive notification of their portion of the fund's taxable ordinary dividends (if any) and capital gain distributions (if any) paid for the 2003 calendar year on Form 1099-DIV which will be mailed by January 31, 2004.

22


PROXY RESULTS (Unaudited)

The fund held a special meeting of shareholders on December 18, 2002. The proposal considered at the meeting, and the results, are as follows:

                                                                                                   Shares
                                                            ------------------------------------------------------------------------

                                                                           For                   Against               Abstained
                                                           -------------------------------------------------------------------------

To approve changes to certain of the
   fundamental policies and investment
   restrictions to expand the ability to
   invest in other investment companies.                             8,542,003                 2,255,744                  639,791


                                                                                                     The Fund 23

BOARD MEMBERS INFORMATION (Unaudited)


JOSEPH S. DIMARTINO (60)

CHAIRMAN OF THE BOARD (1995)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Corporate Director and Trustee

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* The Muscular Dystrophy Association, Director

* Levcor International, Inc., an apparel fabric processor, Director

* Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director

* The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 191

                              --------------

CLIFFORD L. ALEXANDER, JR. (70)

BOARD MEMBER (1989)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)

* Chairman of the Board of Moody's Corporation (October 2000-October 2003)

* Chairman of the Board and Chief Executive Officer of The Dun and Bradstreet Corporation (October 1999-September 2000)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* Wyeth (formerly, American Home Products Corporation), a global leader in pharmaceuticals, consumer healthcare products and animal health products, Director

* Mutual of America Life Insurance Company, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 70

                              --------------

PEGGY C. DAVIS (60)

BOARD MEMBER (1990)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Shad Professor of Law, New York University School of Law (1983-present)

* She writes and teaches in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 26

24

ERNEST KAFKA (70)

BOARD MEMBER (1989)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Physician engaged in private practice specializing in the psychoanalysis of adults and adolescents (1962-present)

* Instructor, The New York Psychoanalytic Institute (1981-present)

* Associate Clinical Professor of Psychiatry at Cornell Medical School
(1987-2002)

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 26

                              --------------

NATHAN LEVENTHAL (60)

BOARD MEMBER (1989)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Chairman of the Avery-Fisher Artist Program (November 1997-present)

* President of Lincoln Center for the Performing Arts, Inc. (March 1984-December
2000)

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 26

                              --------------

ONCE ELECTED ALL BOARD MEMBERS SERVE FOR AN INDEFINITE TERM. ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS, INCLUDING THEIR ADDRESS IS AVAILABLE IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION WHICH CAN BE OBTAINED FROM DREYFUS FREE OF CHARGE BY CALLING THIS TOLL FREE NUMBER: 1-800-554-4611.

SAUL B. KLAMAN, EMERITUS BOARD MEMBER

                                                             The Fund 25

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, PRESIDENT SINCE MARCH 2000.

     Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 95 investment companies (comprised of 188 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 58 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, EXECUTIVE VICE PRESIDENT SINCE NOVEMBER 2002.

     Chief Investment Officer, Vice Chairman and a director of the Manager, and an officer of 95 investment companies (comprised of 188 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 50 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, VICE PRESIDENT SINCE MARCH 2000.

     Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 96 investment companies (comprised of 204 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since June 1977.

STEVEN F. NEWMAN, SECRETARY SINCE MARCH 2000.

     Associate General Counsel and Assistant Secretary of the Manager, and an officer of 96 investment companies (comprised of 204 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since July 1980.

JANETTE E. FARRAGHER, ASSISTANT SECRETARY SINCE MARCH 2000.

     Associate General Counsel of the Manager, and an officer of 15 investment companies (comprised of 26 portfolios) managed by the Manager. She is 40 years old and has been an employee of the Manager since February 1984.

MICHAEL A. ROSENBERG, ASSISTANT SECRETARY SINCE MARCH 2000.

     Associate General Counsel of the Manager, and an officer of 93 investment companies (comprised of 197 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1991.

JAMES WINDELS, TREASURER SINCE NOVEMBER 2001.

     Director - Mutual Fund Accounting of the Manager, and an officer of 96 investment companies (comprised of 204 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since April 1985.

26

GREGORY S. GRUBER, ASSISTANT TREASURER SINCE MARCH 2000.

     Senior Accounting Manager - Municipal Bond Funds of the Manager, and an officer of 29 investment companies (comprised of 58 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since August 1981.

KENNETH J. SANDGREN, ASSISTANT TREASURER SINCE NOVEMBER 2001.

     Mutual Funds Tax Director of the Manager, and an officer of 96 investment companies (comprised of 204 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1993.

WILLIAM GERMENIS, ANTI-MONEY LAUNDERING COMPLIANCE OFFICER SINCE SEPTEMBER 2002

     Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 91 investment companies (comprised of 199 portfolios) managed by the Manager. He is 33 years old and has been an employee of the Distributor since October 1998. Prior to joining the Distributor, he was a Vice President of Compliance Data Center, Inc.

                                                             The Fund 27

NOTES

                                                           For More Information

                        General California Municipal
                        Bond Fund, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information
can be viewed online or
downloaded from:
http://www.dreyfus.com

(c) 2003 Dreyfus Service Corporation                                  131AR0903


EXHIBIT A


                  General
                California        Lehman
                 Municipal       Brothers
    PERIOD         Bond         Municipal
                Fund, Inc.     Bond Index *

   9/30/93        10,000          10,000
   9/30/94        9,557           9,756
   9/30/95        10,496          10,847
   9/30/96        11,215          11,502
   9/30/97        12,175          12,539
   9/30/98        13,242          13,632
   9/30/99        12,763          13,536
   9/30/00        13,635          14,371
   9/30/01        14,920          15,866
   9/30/02        15,738          17,283
   9/30/03        16,085          17,958


* Source: Lipper Inc.


ITEM 2.      CODE OF ETHICS.

      The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

      The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            Not applicable.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM 6.      [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8.      [RESERVED]

ITEM 9.      CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)(1)      Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.


                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL CALFORNIA MUNICIPAL BOND FUND, INC.

By:   /S/ STEPHEN E. CANTER
      ---------------------
      Stephen E. Canter
      President

Date:  November 21, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/ STEPHEN E. CANTER
      ---------------------
      Stephen E. Canter
      Chief Executive Officer

Date:  November 21, 2003

By:   /S/ JAMES WINDELS
      -----------------
      James Windels
      Chief Financial Officer

Date:  November 21, 2003

                                EXHIBIT INDEX

      (a)(1)  Code of ethics referred to in Item 2.

      (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

      (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)